FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Interest income	$ 12,886	$ 18,988	$ 20,728
Amortization/accretion of premium/discount on marketable securities, net	623	1,257	1,147
Financial income	13,509	20,245	21,875
Financial expense:
Foreign currency translation losses	(1,433)	(1,075)	(567)
Revaluation of acquisition related contingent consideration	(587)	0	0
Interest expense	(669)	0	0
Bank charges and other	(892)	(650)	(357)
Financial expenses	(3,581)	(1,725)	(924)
Financial income, net	$ 9,928	$ 18,520	$ 20,951